UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EverKey Global Partners Ltd
Address:  767 Fifth Avenue, 6th Floor
          New York, NY  10153


Form 13F File Number:  028-14072


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward Heaney
Title:    Chief Compliance Officer
Phone:    (646) 714-2231


Signature, Place, and Date of Signing:

      /s/ Edward Heaney               New York, NY              August 3, 2011
      -----------------               ------------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           20
                                         -----------

Form 13F Information Table Value Total:  $   119,637
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
CANON INC                     ADR               138006309      10,754     225,970 SH       SOLE                  225,970
CITIGROUP INC                 COM NEW           172967424       2,943      70,675 SH       SOLE                   70,675
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104       3,554      93,565 SH       SOLE                   93,565
DU PONT E I DE NEMOURS & CO   COM               263534109       4,801      88,826 SH       SOLE                   88,826
DU PONT E I DE NEMOURS & CO   COM               263534109         757      14,000 SH  CALL SOLE                   14,000
EMCORE CORP                   COM               290846104       7,639   2,787,932 SH       SOLE                2,787,932
ISHARES TR                    FTSE CHINA2 5 IDX 464287184       1,568      36,500 SH       SOLE                   36,500
MICROSOFT CORP                COM               594918104      12,493     480,515 SH       SOLE                  480,515
MICROSOFT CORP                COM               594918104       4,849     186,500 SH  CALL SOLE                  186,500
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109       7,133     375,046 SH       SOLE                  375,046
CALAMOS ASSET MGMT INC        CL A              12811R104       6,104     420,432 SH       SOLE                  420,432
CENOVUS ENERGY INC            COM               15135U109       4,722     125,379 SH       SOLE                  125,379
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109       4,542      97,088 SH       SOLE                   97,088
GOOGLE INC                    CL A              38259P508       4,269       8,430 SH       SOLE                    8,430
KKR & CO L P DEL              COM UNITS         48248M102       3,741     229,242 SH       SOLE                  229,242
LDK SOLAR CO LTD              SPONSORED ADR     50183L107       8,608   1,172,790 SH       SOLE                1,172,790
AMDOCS LTD                    ORD               G02602103       6,428     211,507 SH       SOLE                  211,507
COSAN LTD                     SHS A             G25343107       7,789     633,797 SH       SOLE                  633,797
INVESCO LTD                   SHS               G491BT108      15,111     645,765 SH       SOLE                  645,765
FOSTER WHEELER AG             COM               H27178104       1,832      60,310 SH       SOLE                   60,310